BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITIONS
Summary of business acquisitions

	2021	2020
Total Consideration
Cash	$442,956	$81,523
Equity Investment Converted	2,045,309	2,815,130
Prior Note Receivable Converted	—	1,910,678
Fair Value of Equity Issued	3,380,278	3,095,642
Total Consideration	$5,868,543	$7,902,973

Net Assets Acquired (Liabilities Assumed)
Current Assets (3)	$562,221	$2,149,910
Operating Right-of-Use Asset	1,160,730	—
Property, Plant and Equipment	692,645	461,055
Non-Current Assets	—	178,142
Deferred Tax Assets, Net	(209,466)	—
Current Liabilities Assumed	(922,745)	(814,834)
Long-Term Liabilities Assumed	(1,113,584)	(57,218)
Intangible Assets:
Intellectual Property	600,000	750,000
Dispensary License	2,900,000	3,140,000
Total Intangible Assets	3,500,000	3,890,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	3,669,801	5,807,055
Goodwill (1)	2,198,742	2,095,918
Total Net Assets Acquired	$5,868,543	$7,902,973
Pro Forma Revenues (2)	n/a	$60,361
Pro Forma Net Loss (2)	n/a	$(393,743)

(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	If the acquisition had been completed on January 1, 2021 or 2020 for the 2021 and 2020 acquisitions, respectively, the Company estimates it would have recorded increases in revenues and net loss shown in the pro forma amounts noted above. As the 2021 acquisition was completed on January 1, 2021, no pro forma information is required.
(3)	Included in current assets acquired in these business combinations was cash acquired in the amount of $158,928 and nil during the year ended December 31, 2021 and 2020, respectively.